Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Roundhill Acquirers Deep Value ETF NAV
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Acquirers Deep Value ETF NAV
Account Value	$ 19,106	$ 17,613	$ 15,986	$ 17,882	$ 11,562	$ 13,282	$ 16,049	$ 12,554	$ 10,690	$ 9,297
Roundhill Acquirers Deep Value ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Acquirers Deep Value ETF Market
Account Value	$ 19,120	17,645	16,006	17,899	11,565	13,282	16,071	12,566	10,672	9,272
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,000	26,743	23,066	25,983	19,809	16,245	15,784	13,191	11,348	10,083
Deep Value-Acquirers Deep Value Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Deep Value-Acquirers Deep Value Blended Index
Account Value	$ 20,602	$ 18,796	$ 16,880	$ 18,738	$ 11,991	$ 13,703	$ 16,492	$ 12,829	$ 10,854	$ 9,361